Invested Assets and Investment Income - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	CAD 729,533,000,000	CAD 720,681,000,000
Fair value of securitized liabilities	687,370,000,000	677,858,000,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Segregated funds [Member]
Disclosure of fair value measurement of assets [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	8,000,000
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	5,000,000	0
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Profit (loss) from associates and joint ventures	291,000,000	252,000,000
Dividends received from associates and joint ventures	14,000,000	17,000,000
Securitized assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	3,533,000,000	2,821,000,000
Fair value of securitized liabilities	CAD 3,503,000,000	CAD 2,776,000,000